Related Parties -Additional Information (Q3) (Details) - USD ($)	Jun. 29, 2021	Apr. 05, 2021	Jan. 08, 2021	Jul. 21, 2020	Jul. 21, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Treasury stock, shares, acquired		717,460	148,440	9,896,666	9,896,666
Treasury stock, value		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Two Executive Member [Member]
Related Party Transaction [Line Items]
Payment Of Success Based Fee	$ 1,900,000